Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	Eaton Vance Growth Trust
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2014
Prospectus Date	rr_ProspectusDate	Jan. 01, 2014
Eaton Vance Asian Small Companies Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evgt_SupplementTextBlock

Eaton Vance Asian Small Companies Fund
Supplement to
Prospectus dated January 1, 2014 and
Summary Prospectus dated January 1, 2014
as revised March 1, 2014

At a meeting held on November 10, 2014, the Board of Trustees of Eaton Vance Asian Small Companies Fund (the “Fund”) approved the liquidation of the Fund, which is expected to take place on or about January 23, 2015.

Effective December 5, 2014, the Fund will discontinue all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) employer sponsored retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm (e.g., model portfolios managed by a firm or its investment committee); and (b) that have selected the Fund prior to the close of business on December 5, 2014.

November 13, 2014	16928 11.13.14

Eaton Vance Asian Small Companies Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVASX